RISKS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risks
Current assets	$ 1,343	$ 1,125
Current liabilities	$ 631	$ 342
Liquidity index	2.13%	3.29%